SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Start up costs	$ 850
Lease liability	804	1,071
Stock based compensation	1,305	139
Accrued expenses	1,179	506
Allowance for bad debt	62	75
Research and development credit	847	200
Fixed assets and intangibles	1,657	25
Interest expense	4,907	1,595
Prepaid expenses	512	960
Net Operating Loss	7,891	3,727
Inventory (Sec. 263A)	360	62
Deferred tax asset	20,374	8,360
Right of Use Asset	757	1,036
Deferred tax liability	757	1,036
Net deferred tax asset (liability)	19,617	7,324
Valuation Allowance	(19,617)	(7,324)
Net deferred tax asset